Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended																																	12 Months Ended			12 Months Ended
	Oct. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2010 Series B Preferred Stock	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Preferred Stock	Dec. 31, 2010 Convertible Notes	Dec. 31, 2010 Ascend	Dec. 31, 2011 Employees and Consultants	Dec. 31, 2010 Employees and Consultants	Dec. 31, 2011 MDCL	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2010 Parent Company Series B Preferred Stock	Dec. 31, 2010 Parent Company Convertible Preferred Stock	Dec. 31, 2010 Parent Company Convertible Notes	Dec. 31, 2010 Parent Company Ascend	Dec. 31, 2010 Parent Company Jiefeng	Dec. 31, 2010 Parent Company Employees and Consultants	Dec. 31, 2011 Parent Company MDCL	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2010 Ordinary Shares Convertible Preferred Stock	Dec. 31, 2010 Ordinary Shares Convertible Notes	Dec. 31, 2010 Ordinary Shares Ascend	Dec. 31, 2011 Ordinary Shares Employees and Consultants	Dec. 31, 2011 Ordinary Shares MDCL	Dec. 31, 2012 Ordinary Shares Parent Company	Dec. 31, 2011 Ordinary Shares Parent Company	Dec. 31, 2010 Ordinary Shares Parent Company	Dec. 31, 2010 Ordinary Shares Parent Company Convertible Preferred Stock	Dec. 31, 2010 Ordinary Shares Parent Company Convertible Notes	Dec. 31, 2010 Ordinary Shares Parent Company Ascend	Dec. 31, 2011 Ordinary Shares Parent Company MDCL	Dec. 31, 2012 Series A convertible preference shares	Dec. 31, 2009 Series A convertible preference shares	Dec. 31, 2010 Series A convertible preference shares Convertible Preferred Stock	Dec. 31, 2012 Series A convertible preference shares Parent Company	Dec. 31, 2009 Series A convertible preference shares Parent Company	Dec. 31, 2010 Series A convertible preference shares Parent Company Convertible Preferred Stock	Dec. 31, 2012 Treasury shares	Dec. 31, 2010 Treasury shares	Dec. 31, 2011 Treasury shares Jiefeng	Dec. 31, 2011 Treasury shares Kebao	Dec. 31, 2012 Treasury shares Parent Company	Dec. 31, 2010 Treasury shares Parent Company	Dec. 31, 2011 Treasury shares Parent Company Jiefeng	Dec. 31, 2011 Treasury shares Parent Company Kebao	Dec. 31, 2012 Shares to be issued	Dec. 31, 2010 Shares to be issued	Dec. 31, 2011 Shares to be issued Jiefeng	Dec. 31, 2011 Shares to be issued Employees and Consultants	Dec. 31, 2010 Shares to be issued Employees and Consultants	Dec. 31, 2011 Shares to be issued Kebao	Dec. 31, 2011 Shares to be issued MDCL	Dec. 31, 2012 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company	Dec. 31, 2010 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company Jiefeng	Dec. 31, 2010 Shares to be issued Parent Company Jiefeng	Dec. 31, 2010 Shares to be issued Parent Company Employees and Consultants	Dec. 31, 2011 Shares to be issued Parent Company Kebao	Dec. 31, 2011 Shares to be issued Parent Company MDCL	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital	Dec. 31, 2010 Additional paid-in capital Convertible Preferred Stock	Dec. 31, 2010 Additional paid-in capital Convertible Notes	Dec. 31, 2010 Additional paid-in capital Ascend	Dec. 31, 2011 Additional paid-in capital Jiefeng	Dec. 31, 2011 Additional paid-in capital Employees and Consultants	Dec. 31, 2011 Additional paid-in capital Kebao	Dec. 31, 2011 Additional paid-in capital MDCL	Dec. 31, 2012 Additional paid-in capital Parent Company	Dec. 31, 2011 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company	Dec. 31, 2010 Additional paid-in capital Parent Company Convertible Preferred Stock	Dec. 31, 2010 Additional paid-in capital Parent Company Convertible Notes	Dec. 31, 2010 Additional paid-in capital Parent Company Ascend	Dec. 31, 2011 Additional paid-in capital Parent Company Jiefeng	Dec. 31, 2011 Additional paid-in capital Parent Company Kebao	Dec. 31, 2011 Additional paid-in capital Parent Company MDCL	Dec. 31, 2012 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2011 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2010 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2010 Retained earnings (Accumulated deficit) Parent Company Series B Preferred Stock	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Dec. 31, 2012 Accumulated other comprehensive income (loss) Parent Company	Dec. 31, 2011 Accumulated other comprehensive income (loss) Parent Company	Dec. 31, 2010 Accumulated other comprehensive income (loss) Parent Company
Beginning Balance (in shares)																										557,682,406	523,953,829	130,902,853						557,682,406	523,953,829	130,902,853						95,286,195			95,286,195
Beginning Balance				$ 293,160												$ 293,160	$ 224,424	$ 18,590																$ 56	$ 52	$ 13									$ 14,150						$ (773)											$ 1,262	$ 1,571	$ 179																$ 282,134	$ 241,213	$ 18,768							$ (5,238)	$ (24,083)	$ (18,316)					$ 15,719	$ 6,914	$ 3,796
Accretion of series B convertible redeemable preference shares								(2,585)											(2,585)																																																																									(2,585)
Investment by a subsidiary in parent company						(2,000)												(2,000)																														(2,000)				(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22) (in shares)		4,500,000	4,500,000																								665,999	4,500,000							665,999	4,500,000
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)						2,706												2,706										1								1																																				2,705										2,705
Vesting of nonvested shares (to be issued)																																																								51								51								(51)										(51)
Share-based compensation				11,120	9,322	4,745										11,120	9,322	4,745																																																				11,120	9,322	4,745								11,120	9,322	4,745
Reclassification to liability in connection with modification of certain nonvested shares						(40)												(40)																																																						(40)										(40)
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																										11,686,061	12,178,146							11,686,061	12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units				1,656	4,248											1,656	4,248									1	1							1	1																																			1,655	4,247									1,655	4,247
Issuance of ordinary shares in connection with exercise of options (in shares)	80,000			4,882,420	12,078,146	80,000																						80,000								80,000
Issuance of ordinary shares in connection with exercise of options						29												29																																																						29										29
Issuance of ordinary shares in connection with business acquisition																																																		270				270						(80)								(80)										(190)									(190)
Repurchase of ordinary shares (in shares)																										(161,478)								(161,478)
Transfer of ordinary shares in connection with the employment of certain employees																																																293				293				(75)								(75)								(218)										(218)
Conversion of convertible notes to ordinary shares (in shares)							168,880,040		264,166,235																		20,406,720		264,166,235	18,381,991					20,406,720		264,166,235	18,381,991					(95,286,195)			(95,286,195)
Conversion of convertible notes to ordinary shares					27,237					54,745	20,928						27,237			54,745	20,928						2		26	2					2		26	2					(14,150)			(14,150)																									27,235		68,869	20,926							27,235		68,869	20,926
Repurchase of ordinary shares
Sale of ordinary shares to a former employee (Note 22)						1,307												1,307																														464				464																				843										843
Issuance of ordinary shares upon IPO net of offering cost of $4,241 (in shares)																												104,856,845								104,856,845
Issuance of ordinary shares upon IPO net of offering cost of $4,241						123,445												123,445										10								10																																				123,435										123,435
Issuance of ordinary shares in connection with business acquisition (in shares)																															823,846		152,863						823,846	152,863
Issuance of ordinary shares in connection with business acquisition												1,071			68							1,071			68																								200				200				(55)				(20)				(55)				(20)						1,071	(145)			88						1,071	(145)		88
Settlement of contingent consideration of acquisition of MDCL (Note 3) (in shares)																												242,059								242,059
Settlement of contingent consideration of acquisition of MDCL (Note 3)						131												131																																																						131										131
Ordinary shares to be issued to a consultant (in shares)																																324,849			324,849
Ordinary shares to be issued to a consultant													211				211															1			1																							(154)					(154)														364				364
Ordinary shares to be issued														154									1,262	154																																			154							1,262	154
Comprehensive income (loss):
Net income (loss)				22,109	18,845	(3,182)										22,109	18,845	(3,182)																																																																							22,109	18,845	(3,182)
Foreign currency translation adjustment				2,050	8,865	3,157										2,028	8,805	3,118																																																																											2,028	8,805	3,118	2,028	8,805	3,118
Ending Balance (in shares)																										569,206,989	557,682,406	523,953,829						569,206,989	557,682,406	523,953,829						95,286,195			95,286,195
Ending Balance				$ 330,073	$ 293,160											$ 330,073	$ 293,160	$ 224,424																$ 57	$ 56	$ 52									$ 14,150						$ (773)	$ (1,243)										$ 1,262	$ 1,262	$ 1,571																$ 294,909	$ 282,134	$ 241,213							$ 16,871	$ (5,238)	$ (24,083)					$ 17,747	$ 15,719	$ 6,914